Business Restructuring Charges	12 Months Ended
Dec. 31, 2013
Restructuring And Related Activities [Abstract]
Business Restructuring Charges

NOTE 18 — Business Restructuring Charges

During the year ended December 31, 2013 activity related to our business restructuring and facility rationalization activities primarily related to the cost optimization initiatives in conjunction with the Warner Chilcott and Actavis Acquisitions as well as optimization of our operating cost structure through our global supply chain initiative (“GSCI”). Restructuring activities for the year ended December 31, 2013 as follows (in millions):

	Accrual Balance at December 31, 2012	Assumed Liability Warner Chilcott	Charged to Expense	Cash Payments	Non-cash Adjustments	Accrual Balance at December 31, 2013
Cost of sales
Severance and retention	$14.9	$—	$14.5	$(5.4)	$0.9	$24.9
Product transfer costs	0.5	—	15.5	(13.1)	(2.5)	0.4
Facility decommission costs	7.3	—	7.2	(9.2)	—	5.3
Accelerated depreciation	—	—	28.1	—	(28.1)	—

	22.7	—	65.3	(27.7)	(29.7)	30.6

Operating expenses
R&D	3.4	—	12.8	(5.2)	(9.6)	1.4
Accelerated depreciation — R & D	—	—	3.6	—	(3.6)	—
Selling, general and administrative	39.0	18.1	90.2	(59.7)	(2.9)	84.7
Share-based compensation restructuring related to Warner Chilcott Acquisition	—	—	45.4	—	(45.4)	—
Accelerated depreciation — SG&A	—	—	4.3	—	(4.3)	—

	$42.4	$18.1	$156.3	$(64.9)	$(65.8)	$86.1

Total	$65.1	$18.1	$221.6	$(92.6)	$(95.5)	$116.7

During 2012 activity related to our business restructuring and facility rationalization activities primarily related to the cost optimization initiatives in conjunction with the Actavis Group Acquisition and our GSCI. Restructuring activities involved facilities and operations in Corona, California; Morristown, New Jersey; and Zug, Switzerland. For the year ended December 31, 2012, restructuring activities were as follows (in millions):

	Accrual Balance at December 31, 2011	Assumed Liability Actavis Group	Charged to Expense	Cash Payments	Non-cash Adjustments	Accrual Balance at December 31, 2012
Cost of sales
Severance and retention	$7.9	$1.0	$7.9	$(0.6)	$(1.3)	$14.9
Product transfer costs	0.3	—	4.7	(4.5)	—	0.5
Facility decommission costs	1.2	6.2	0.8	(0.7)	(0.2)	7.3
Accelerated depreciation	—	—	0.3	—	(0.3)	—

	9.4	7.2	13.7	(5.8)	(1.8)	22.7

Operating expenses
Research and development	3.8	1.4	1.1	(2.9)	—	3.4
Accelerated — R & D	—	—	0.2	—	(0.2)	—
Selling, general and administrative	0.9	12.0	32.3	(6.5)	0.3	39.0

	$4.7	$13.4	$33.6	$(9.4)	$0.1	$42.4

Total	$14.1	$20.6	$47.3	$(15.2)	$(1.7)	$65.1

During the year ended December 31, 2013, 2012 and 2011, the Company recognized restructuring charges of $221.6 million, $47.3 million and $16.1 million, respectively.